Other Assets and Liabilities (Major Components of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Other assets:
Accounts receivable: Receivables from brokers, dealers and customers for securities transactions	¥ 449,605	¥ 358,302
Accounts receivable: Other	1,005,386	1,146,057
Investments in equity method investees	1,917,667	2,048,581
Prepaid benefit cost (Note 13)	397,001	514,877
Cash collateral pledged (Note 8)	1,510,689	1,716,302
Other	2,187,187	1,899,171
Total	7,467,535	7,683,290
Other liabilities:
Accounts payable: Payables to brokers, dealers and customers for securities transactions	886,461	1,500,429
Accounts payable: Other	1,450,317	1,420,680
Deferred tax liabilities	644,915	912,422
Allowance for off-balance sheet credit instruments	72,556	73,329
Accrued benefit cost (Note 13)	75,812	73,750
Guarantees and indemnifications	42,871	45,268
Cash collateral received (Note 8)	1,265,041	906,456
Accrued and other liabilities	2,755,178	2,935,060
Total	¥ 7,193,151	¥ 7,867,394